Income Taxes - Schedule of Provision for Income taxes (Details) - BETTER THERAPEUTICS OPCO [Member] - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal					$ 0
State					1,000
Total current					1,000
Deferred:
Federal					152,000
State					0
Total deferred			$ (152,000)	$ 71,000	152,000	$ 0
Total provision for income taxes	$ 71,000	$ 153	$ (150,000)	$ 71,000	$ 153,000	$ 0